Provisions for Compensation and Penalty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for Compensation and Penalty [Line Items]
Expenses	$ 328,615		$ 328,615
Total amount of supplier	1,245,625
Estimate amount of financial statement	1,245,625
Provision for penalty		$ 1,245,625	$ 328,615
Settlement term	1 year	1 year
Provision for Compensation [Member]
Provisions for Compensation and Penalty [Line Items]
Provisions for compensation and penalty	$ 328,615	$ 328,615
Provision for Penalty [Member]
Provisions for Compensation and Penalty [Line Items]
Provision for penalty	$ 1,245,625